Summary of Significant Accounting Policies - Schedule of Other Property and Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Investment [Line Items]
Net cash surrender value of COLI policies	$ 106,744,000	$ 99,276,000
Other property	12,859,000	11,914,000
Total	342,343	313,531
Centuri Construction Group Inc [Member]
Investment [Line Items]
Centuri property, equipment, and intangibles	451,114,000	423,369,000
Centuri accumulated provision for depreciation and amortization	$ (228,374,000)	$ (221,028,000)